STOCK-BASED COMPENSATION - Restricted stock, additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) shares
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Trading period for vesting determination	60 days
Granted (in shares)	2,351,250
Unrecognized compensation cost | $	$ 2.2
Period for recognition (in years)	3 years 1 month 6 days
Restricted stock | Strategic partner
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	627,000
Restricted stock | Founders, employees and advisors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	34,865,902
Restricted stock | Stock Option and Grant Plan 2019 | Employees and advisors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	5,603,522
Restricted Stock Vesting Based On Performance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of shares issued | $	$ 1.4
Restricted Stock Vesting Based On Performance [Member] | Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	783,750
Restricted Stock Vesting Based On Stock Price [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	627,000